Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Category of Revenue
Revenue	$ 26,886,911	$ 17,188,293	$ 14,268,184
Services transferred at a point in time [Member]
Category of Revenue
Revenue	26,889,911	16,556,223	8,077,138
Services transferred over time [Member]
Category of Revenue
Revenue		632,070	6,191,046
Timing of Revenue Recognition [Member]
Category of Revenue
Revenue	26,889,911	17,188,293	14,268,184
Revenue recognized on gross basis [Member]
Category of Revenue
Revenue	26,889,911	16,556,223	14,268,184
Revenue recognized on net basis [Member]
Category of Revenue
Revenue		632,070
Virtual technology service [Member]
Category of Revenue
Revenue	15,382,324	12,536,957	6,722,143
Digital marketing [Member]
Category of Revenue
Revenue		632,070	6,191,046
Digital asset development and others [Member]
Category of Revenue
Revenue	11,507,587	4,019,266	1,354,995
Category of Revenue [Member]
Category of Revenue
Revenue	$ 26,889,911	$ 17,188,293	$ 14,268,184